Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation	$ 1,099	$ 1,093	$ 1,038
Impairments of property and equipment	$ 0	$ 0	$ 0